INTELLECTUAL PROPERTY (Details Narrative) - ALTANINE, INC. [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Apr. 01, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Patents acquired					$ 10,041,591
Estimated useful lives	17 years		17 years
Amortization expense	$ 148,400	$ 148,400	$ 445,200	$ 296,800
Pinata Holdings, Inc [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Percentage of shares issued						28.00%
Patents acquired						$ 10,041,591
Liabilities assumed						137,711
Consideration paid						$ 9,903,880
Pinata Holdings, Inc [Member] | Minimum [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Estimated useful lives	10 years		10 years
Pinata Holdings, Inc [Member] | Maximum [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Estimated useful lives	20 years		20 years